Long-Term Investments	12 Months Ended
Dec. 31, 2014
Long-Term Investments

7. LONG-TERM INVESTMENTS

As of December 31, 2013 and 2014, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2013	2014	2013	2014
			US$	US$
Cost method:
Cashido Corp. (Cashido)	2.1%	2.1%	104	104
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	29	29

			133	133

In July 2001, the Company invested in the common stock of Cashido. At the time of our investment, Cashido manufactured flash memory storage devices. Cashido currently focuses on the manufacture of computer accessories and ozone based sterilization devices.

In December 2006 and February 2007, the Company invested US$3,360 thousand in the common stock of Vastview. Vastview is a fabless semiconductor company that develops and markets driver ICs and other ICs for the TFT-LCD industry. In 2009 and 2013, the Company received US$808 thousand and US$46 thousand from Vastview which reduced its share capital. From 2008 to 2010, the Company had recognized impairment charges of US$2,462 thousand in its investment in Vastview. No impairment charges were incurred since 2011.

The Company accounts for these investments using the cost method. These investments are evaluated for impairment on an annual basis or as circumstances warrant. The Company believed there was no other than temporary impairment for the years ended December 31, 2012, 2013 and 2014, respectively.